Discontinued Operations (Details Textual) $ in Thousands, ¥ in Millions		1 Months Ended	12 Months Ended
	Oct. 11, 2016 CNY (¥)	Mar. 26, 2018 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)	Apr. 20, 2018 HKD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income			$ 177,974	$ 139,895	$ 692,042
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			171,809	141,341	540,921
Plastec International Holdings Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income			195,408	177,088	161,211
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates | ¥	¥ 375
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			$ 171,809	$ 141,341	$ 540,921
Disposal Group, Including Discontinued Operation, Consideration						$ 70
Increase (Decrease) in Accounts Payable		$ 258,910